UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HILLS BANK & TRUST COMPANY
Address: 131 MAIN STREET
         PO BOX 100
         HILLS, IA 52235

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     JONI L. MCFARLAND
Title:    TRUST OPERATIONS OFFICER
Phone:    319-679-2178
Signature, Place, and Date of Signing:

    HILLS BANK & TRUST COMPANY  HILLS, IA    JULY 01, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       65

Form 13F Information Table Entry Total:       $128,921



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AFLAC INC                      COM              001055102      306     7075 SH       DEFINED                  5875              1200
ABBOTT LABORATORIES            COM              002824100      287     5861 SH       DEFINED                  5861
ALLIANT ENERGY CORP            COM              018802108      218     7753 SH       DEFINED                  7653               100
AMBAC FINANCIAL                COM              023139108     1059    15190 SH       DEFINED                 14815               375
AMERICAN EXPRESS CO            COM              025816109      585    11000 SH       DEFINED                 11000
AMERICAN INTERNATIONAL GROUP I COM              026874107     3338    57466 SH       DEFINED                 55301              2165
AMGEN                          COM              031162100     3474    57476 SH       DEFINED                 56236              1240
A O N CORPORATION              COM              037389103      204     8150 SH       DEFINED                  8150
AUTOMATIC DATA PROCESSING INC  COM              053015103      306     7300 SH       DEFINED                  6000              1300
BANK OF AMERICA CORP           COM              060505104     3429    75202 SH       DEFINED                 74262               940
BELL SOUTH CORPORATION         COM              079860102      231     8702 SH       DEFINED                  8702
BERKSHIRE HATHAWAY             COM              084670108     1002       12 SH       DEFINED                     3                 9
BEST BUY COMPANY INC           COM              086516101     2598    37907 SH       DEFINED                 36992               915
CISCO SYSTEMS INC              COM              17275R102     3690   193402 SH       DEFINED                187112              6290
COMCAST CORP NEW CL A SPECIAL  COM              20030N200      218     7310 SH       DEFINED                  7310
DEERE & CO                     COM              244199105      347     5300 SH       DEFINED                  4500               800
DENTSPLY INTERNATIONAL         COM              249030107     2571    47615 SH       DEFINED                 46500              1115
DONALDSON                      COM              257651109     2112    69660 SH       DEFINED                 68285              1375
EBAY INC                       COM              278642103     1095    33195 SH       DEFINED                 32245               950
EMERSON ELECTRIC COMPANY       COM              291011104     1708    27285 SH       DEFINED                 26990               295
EXXON MOBIL CORP               COM              30231G102     5126    89209 SH       DEFINED                 87631              1578
FASTENAL CO                    COM              311900104     4418    72143 SH       DEFINED                 70493              1650
FIRST DATA CORP.               COM              319963104      642    15999 SH       DEFINED                 11699              4300
FISERV                         COM              337738108     2258    52662 SH       DEFINED                 51352              1310
GENERAL ELECTRIC CO            COM              369604103     5742   165719 SH       DEFINED                160184              5535
GILLETTE COMPANY               COM              375766102      689    13610 SH       DEFINED                 13610
HNI CORP                       COM              404251100      448     8765 SH       DEFINED                  7765              1000
H J HEINZ CO                   COM              423074103      426    12050 SH       DEFINED                  7050              5000
HERSHEY FOODS CORP.            COM              427866108      254     4100 SH       DEFINED                  4100
HOME DEPOT INC                 COM              437076102     3992   102636 SH       DEFINED                 99509              3127
ILLINOIS TOOL WORKS INC.       COM              452308109     3283    41212 SH       DEFINED                 40547               665
INTEL CORP                     COM              458140100     4708   180939 SH       DEFINED                172089              8850
IBM                            COM              459200101     2623    35352 SH       DEFINED                 34977               375
JOHNSON & JOHNSON INC          COM              478160104     1901    29250 SH       DEFINED                 26064              3186
LEGG MASON INC                 COM              524901105     1196    11495 SH       DEFINED                 11125               370
LILLY ELI & CO                 COM              532457108      222     4000 SH       DEFINED                  4000
MBNA CORP                      COM              55262L100     2470    94430 SH       DEFINED                 87455              6975
MEDTRONIC INC                  COM              585055106     3318    64083 SH       DEFINED                 62733              1350
MICROSOFT CORPORATION          COM              594918104     3149   126810 SH       DEFINED                121485              5325
MOODYS                         COM              615369105     1409    31360 SH       DEFINED                 30760               600
OMNICOM GROUP INC              COM              681919106     1642    20565 SH       DEFINED                 20065               500
PAYCHEX INC                    COM              704326107      202     6230 SH       DEFINED                  6230
PEPSICO INCORPORATED           COM              713448108     5248    97328 SH       DEFINED                 95003              2325
PFIZER, INC                    COM              717081103     3965   143792 SH       DEFINED                139662              4130
T ROWE PRICE GROUP             COM              74144T108      267     4272 SH       DEFINED                  4272
PRINCIPAL FINANCIAL GROUP INC  COM              74251V102      204     4869 SH       DEFINED                  4869
PROCTER AND GAMBLE COMPANY     COM              742718109    12946   245426 SH       DEFINED                244636               790
QCR HOLDINGS INC               COM              74727A104      242    11544 SH       DEFINED                 11544
SBC COMMUNICATIONS INC         COM              78387G103      227     9585 SH       DEFINED                  9585
MATERIALS SPDR                 COM              81369Y100     2466    90885 SH       DEFINED                 89135              1750
ENERGY SPDR                    COM              81369Y506     3530    79435 SH       DEFINED                 77585              1850
THE SOUTHERN COMPANY           COM              842587107      267     7709 SH       DEFINED                  7709
STATE STREET CORP COM          COM              857477103     1819    37700 SH       DEFINED                 36945               755
SUN LIFE FINANCIAL             COM              866796105      764    22675 SH       DEFINED                 22675
SUN TRUST BANKS                COM              867914103      359     4970 SH       DEFINED                  4470               500
SYSCO CORP                     COM              871829107     3535    97695 SH       DEFINED                 95245              2450
TARGET CORP                    COM              87612E106     1081    19880 SH       DEFINED                 19720               160
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209     1060    34065 SH       DEFINED                 30010              4055
US BANCORP                     COM              902973304     3954   135445 SH       DEFINED                107072             28373
UNITED FIRE & CASUALTY COMPANY COM              910331107      256     5780 SH       DEFINED                  5780
VERIZON COMMUNICATIONS INC     COM              92343V104      510    14781 SH       DEFINED                 14781
WAL-MART STORES, INC           COM              931142103      265     5505 SH       DEFINED                  4505              1000
WALGREENS                      COM              931422109      347     7555 SH       DEFINED                  6555              1000
WELLS FARGO & CO               COM              949746101     3706    60186 SH       DEFINED                 58111              2075
WM WRIGLEY JR                  COM              982526105     3007    43689 SH       DEFINED                 43269               420